UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3455

North Carolina Capital Management Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	June 30, 2008

Item 1. Reports to Stockholders

The North Carolina Capital
Management Trust:
Cash Portfolio and Term Portfolio

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how each fund invests and the services available to shareholders.

To learn more about Cash Portfolio and Term Portfolio (each a fund or collectively the funds) and their investments, you can obtain a copy of each fund's most recent financial report and portfolio listing or read the statement of additional information (SAI) dated August 29, 2008 attached to this prospectus. The SAI has been filed with the Securities and Exchange Commission (SEC) and is available along with other related materials on the SEC's web site (http://www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document, or for information or assistance in opening an account, please call Capital Management of the Carolinas, L.L.C. (CMC) in Charlotte, North Carolina at:

  Toll-free 1-800-222-3232
  or locally 1-704-377-3535

Investments in Cash Portfolio are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that Cash Portfolio will maintain a stable $1.00 share price.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Cash Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity, and to maintain a constant net asset value of $1.00 per share through investment in high grade money market instruments, including obligations of the U.S. Government and the State of North Carolina, and in bonds and notes of any North Carolina local government or public authority.

Term Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of capital by investing in obligations of the U.S. Government and agencies and instrumentalities of the U.S. Government, obligations of the State of North Carolina, bonds and notes of any North Carolina local government or public authority and in high grade money market instruments.

Prospectus

dated August 29, 2008

and

Annual Report

for the year ended June 30, 2008

and

Statement of Additional Information

dated August 29, 2008

82 Devonshire Street, Boston, MA 02109

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 to June 30, 2008
Cash Portfolio
Actual	$ 1,000.00	$ 1,016.70	$ 1.10
HypotheticalA	$ 1,000.00	$ 1,023.77	$ 1.11
Term Portfolio
Actual	$ 1,000.00	$ 1,021.50	$ 1.36
HypotheticalA	$ 1,000.00	$ 1,023.52	$ 1.36

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Cash Portfolio	.22%
Term Portfolio	.27%

Annual Report

The North Carolina Capital Management Trust: Cash Portfolio

Investment Changes/Performance (Unaudited)

Maturity Diversification
Days	% of fund's investments 6/30/08	% of fund's investments 12/31/07	% of fund's investments 6/30/07
0 - 30	50.4	32.8	51.5
31 - 90	24.3	58.6	29.8
91 - 180	25.3	7.6	14.4
181 - 397	0.0	1.0	4.3
Weighted Average Maturity
	6/30/08	12/31/07	6/30/07
Cash Portfolio	52 Days	50 Days	55 Days
All Taxable Money Market Funds Average*	44 Days	39 Days	42 Days
Asset Allocation (% of fund's net assets)
As of June 30, 2008	As of December 31, 2007
Commercial Paper 79.1%	Commercial Paper 99.9%
Government Securities 20.9%	Government Securities 0.0%
Net Other Assets** 0.0%	Net Other Assets 0.1%

** Net Other Assets are not included in the pie chart.
Current and Historical Seven-Day Yields
	7/1/08	4/01/08	1/1/08	10/2/07	7/3/07
Cash Portfolio	2.54%	3.05%	4.88%	5.29%	5.15%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

The North Carolina Capital Management Trust: Cash Portfolio

Investments June 30, 2008

Showing Percentage of Net Assets

Commercial Paper (d) - 79.1%
Due Date	Yield (a)	Principal Amount	Value
Australia & New Zealand Banking Group Ltd.
9/18/08	2.82%	$ 50,000,000	$ 49,692,778
Banco Bilbao Viz Argen SA(LON)
9/29/08	2.76	50,000,000	49,657,500
Banco Espirito Santo
7/17/08	2.98	11,000,000	10,985,539
Bank of America Corp.
8/20/08	2.60	100,000,000	99,641,667
Barclays U.S. Funding Corp.
7/17/08 to 7/18/08	2.90 to 3.70	150,000,000	149,764,583
BNP Paribas Finance, Inc.
8/29/08 to 10/14/08	2.65 to 2.97	315,000,000	312,998,100
Calyon North America
11/3/08	2.90	100,000,000	99,008,681
CBA Finance, Inc.
7/7/08	2.41 to 2.60	207,000,000	206,913,687
Dakota Notes (Citibank Credit Card Issuance Trust)
7/1/08 to 8/29/08	2.84 to 3.22	57,000,000	56,850,849
Danske Corp.
7/9/08 to 8/1/08	2.97 to 3.05 (c)	216,000,000	216,000,000
8/15/08	2.76 (b)(c)	100,000,000	100,000,000
DnB NOR Bank ASA
7/9/08 to 10/23/08	2.77 to 3.07 (c)	275,000,000	274,252,194
Edison Asset Securitization LLC
10/17/08 to 12/15/08	2.60 to 3.03	292,000,000	288,870,019
Emerald Notes (BA Credit Card Trust)
7/2/08 to 8/21/08	2.91 to 3.12	128,000,000	127,767,187
General Electric Capital Corp.
8/7/08 to 12/8/08	2.41 to 4.54	225,000,000	222,948,951

Due Date	Yield (a)	Principal Amount	Value
Govco, Inc.
7/1/08 to 11/6/08	2.55 to 2.92%	$ 266,000,000	$ 265,564,386
Intesa Funding LLC
7/22/08 to 12/3/08	2.70 to 3.06	195,000,000	193,724,233
JPMorgan Chase & Co.
8/4/08 to 12/4/08	2.74 to 2.92	175,000,000	173,850,972
Kitty Hawk Funding Corp.
7/2/08 to 7/25/08	2.46 to 2.60	214,259,000	214,064,711
Nationwide Building Society
7/22/08 to 9/17/08	2.71 to 2.92	120,000,000	119,340,167
Nordea North America, Inc.
9/26/08	2.78	50,000,000	49,665,896
Palisades Notes (Citibank Omni Master Trust)
7/14/08 to 8/5/08	2.87 to 2.96	37,000,000	36,943,696
Rabobank USA Financial Corp.
7/7/08 to 8/1/08	2.43 to 2.62	150,000,000	149,791,771
Royal Bank of Scotland PLC
7/17/08	3.72	84,750,000	84,612,517
Santander Finance, Inc.
9/24/08 to 10/2/08	2.49 to 2.80	189,000,000	187,799,811
Sheffield Receivables Corp.
7/2/08 to 8/13/08	2.51 to 2.79	44,000,000	43,920,820
Societe Generale North America, Inc.
7/2/08 to 10/17/08	2.80 to 4.59	190,000,000	189,428,892
Thames Asset Global Securities No. 1, Inc.
7/1/08	2.90	13,475,000	13,475,000
7/3/08 to 9/12/08	2.56 to 3.02	225,390,000	225,081,743
Commercial Paper (d) - continued
Due Date	Yield (a)	Principal Amount	Value
Toronto Dominion Holdings (USA)
9/29/08 to 11/5/08	2.63 to 2.83%	$ 300,000,000	$ 297,823,326
Toyota Motor Credit Corp.
10/27/08 to 11/5/08	2.53 to 2.72	79,000,000	78,305,014
UniCredito Italiano Bank (Ireland) PLC
7/15/08 to 9/19/08	3.05 to 3.13	225,000,000	224,128,778
Westpac Banking Corp.
7/2/08 to 8/7/08	2.81 to 2.84 (c)	250,000,000	250,000,000
TOTAL COMMERCIAL PAPER (Cost $5,062,873,468)	5,062,873,468
Federal Agencies - 20.9%

Fannie Mae - 6.3%
7/1/08 to 12/10/08	2.25 to 2.60 (c)	400,000,000	399,405,978
Federal Home Loan Bank - 5.1%
7/1/08 to 9/3/08	2.24 to 2.41 (c)	325,000,000	324,692,596
Freddie Mac - 9.5%
7/5/08 to 11/24/08	2.28 to 2.46 (c)	610,000,000	609,485,645
TOTAL FEDERAL AGENCIES (Cost $1,333,584,219)	1,333,584,219
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,396,457,687)	6,396,457,687
NET OTHER ASSETS - 0.0%	2,272,797
NET ASSETS - 100%	$ 6,398,730,484
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $100,000,000 or 1.6% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) Cash Portfolio only purchases commercial paper with the highest possible ratings from at least one nationally recognized rating service. A substantial portion of Cash Portfolio's investments are in commercial paper of banks, finance companies and companies in the securities industry.

See accompanying notes which are an integral part of the financial statements.

Annual Report

The North Carolina Capital Management Trust: Cash Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $6,396,457,687)		$ 6,396,457,687
Receivable for fund shares sold		1,118,345
Interest receivable		5,617,461
Receivable from investment adviser for expense reductions		80,032
Total assets		6,403,273,525

Liabilities
Payable to custodian bank	$ 51,145
Payable for fund shares redeemed	1,678,337
Distributions payable	852,146
Accrued management fee	1,269,934
Deferred trustees' compensation	691,479
Total liabilities		4,543,041

Net Assets		$ 6,398,730,484
Net Assets consist of:
Paid in capital		$ 6,397,585,216
Distributions in excess of net investment income		(175,167)
Accumulated undistributed net realized gain (loss) on investments		1,320,435
Net Assets, for 6,397,471,013 shares outstanding		$ 6,398,730,484
Net Asset Value, offering price and redemption price per share ($6,398,730,484 ÷ 6,397,471,013 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended June 30, 2008

Investment Income
Interest		$ 288,419,078

Expenses
Management fee	$ 15,007,975
Independent trustees' compensation	155,655
Total expenses before reductions	15,163,630
Expense reductions	(413,755)	14,749,875
Net investment income		273,669,203
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,493,799
Net increase in net assets resulting from operations		$ 275,163,002

See accompanying notes which are an integral part of the financial statements.

Annual Report

The North Carolina Capital Management Trust: Cash Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended June 30, 2008	Year ended June 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 273,669,203	$ 242,499,554
Net realized gain (loss)	1,493,799	835
Net increase in net assets resulting from operations	275,163,002	242,500,389
Distributions to shareholders from net investment income	(273,673,470)	(242,513,230)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	14,809,037,076	12,030,659,453
Reinvestment of distributions	259,336,336	223,681,139
Cost of shares redeemed	(13,516,611,773)	(11,530,456,601)
Net increase (decrease) in net assets and shares resulting from share transactions	1,551,761,639	723,883,991
Total increase (decrease) in net assets	1,553,251,171	723,871,150

Net Assets
Beginning of period	4,845,479,313	4,121,608,163
End of period (including distributions in excess of net investment income of $175,167 and distributions in excess of net investment income of $170,901, respectively)	$ 6,398,730,484	$ 4,845,479,313

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended June 30,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.042	.051	.041	.020	.009
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	.042	.051	.041	.020	.009
Distributions from net investment income	(.042)	(.051)	(.041)	(.020)	(.009)
Distributions from net realized gain	-	-	-	- C	-
Total distributions	(.042)	(.051)	(.041)	(.020)	(.009)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	4.32%	5.26%	4.12%	2.05%	.89%
Ratios to Average Net Assets B
Expenses before reductions	.23%	.24%	.24%	.24%	.24%
Expenses net of fee waivers, if any	.22%	.23%	.23%	.23%	.22%
Expenses net of all reductions	.22%	.23%	.23%	.23%	.22%
Net investment income	4.14%	5.14%	4.08%	2.04%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,398,730	$ 4,845,479	$ 4,121,608	$ 3,702,237	$ 3,618,524

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

The North Carolina Capital Management Trust: Term Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2008	Past 1 year	Past 5 years	Past 10 years
NCCMT - Term Portfolio	5.35%	3.18%	3.89%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in North Carolina Capital Management Trust: Term Portfolio on June 30, 1998. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Short Treasury Index: 9-12 Months performed over the same period.

Annual Report

The North Carolina Capital Management Trust: Term Portfolio

Management's Discussion of Fund Performance

Comments from Robert Litterst, Portfolio Manager of The North Carolina Capital Management Trust: Term Portfolio

The investment environment during the 12 months that ended June 30, 2008, was volatile, against a backdrop of slowing U.S. economic growth, weakness in housing and dislocations in the financial markets. U.S. consumers had to absorb markedly rising prices for food and fuel at the same time the labor market worsened. The inflation picture was mixed. While commodity prices increased, core inflation - which does not include fuel and food - was relatively stable and wages did not rise. Both businesses and consumers also encountered reduced access to capital due to tightening bank-lending standards in the aftermath of the credit crunch that hit the markets. The federal government sought to buoy the economy by sending out more than $100 billion in personal income tax rebates in order to bolster consumers' short-term disposable income. The Federal Reserve Board also acted aggressively, cutting the benchmark federal funds target rate from 5.25% to 2.00% by period end as well as helping JPMorgan purchase investment bank Bear Stearns. The Fed also introduced the Primary Dealer Credit Facility, an overnight loan facility that provides to primary dealers - specifically investment banks and broker/dealers - funding that was previously only available to depository institutions. For the period, the Lehman Brothers® Aggregate Bond Index - a proxy for the performance of investment-grade bonds - returned 7.12%, compared with -13.12% for the Standard & Poor's 500SM Index - which tracks the U.S. stock market - and -1.64% for the Merrill Lynch® U.S. High Yield Master II Constrained Index, a barometer of the performance of high-yield bonds. High-quality fixed-income securities - specifically U.S. Treasuries - led the way during the period, as investors sought safe havens amid the financial distress.

For the 12 months that ended June 30, 2008, the fund returned 5.35%, in line with the 5.39% return of the Lehman Brothers Short Treasury Index: 9-12 Months. The fund is managed against this index, which is made up entirely of Treasury securities. As in previous periods, I favored agency securities instead of Treasuries because I believed the agencies offered higher risk-adjusted returns. Although the fund is able to invest in securities with maturities of up to seven years, I invested primarily in the six-month to one-year maturity range because I found the best values there and because I wanted to track the duration of the benchmark closely.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

The North Carolina Capital Management Trust: Term Portfolio

Investment Changes (Unaudited)

Weighted Average Maturity as of June 30, 2008
6 months ago
Years	0.8	0.9

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of June 30, 2008
6 months ago
Years	0.8	0.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of June 30, 2008	As of December 31, 2007
U.S. Government Agency Obligations 98.6%	U.S. Government Agency Obligations 95.9%
Short-Term Investments and Net Other Assets 1.4%	Short-Term Investments and Net Other Assets 4.1%

Annual Report

The North Carolina Capital Management Trust: Term Portfolio

Investments June 30, 2008

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 98.6%
	Principal Amount	Value
U.S. Government Agency Obligations - 98.6%
Federal Home Loan Bank:
2.55% 5/19/09	$ 2,000,000	$ 1,994,368
2.63% 2/27/09	2,000,000	1,997,658
2.73% 6/10/09	10,000,000	9,985,450
3.05% 6/18/09	10,000,000	10,015,790
5.25% 3/13/09	13,000,000	13,217,035
Freddie Mac:
0% 6/22/09	2,000,000	1,947,194
3.375% 4/15/09	26,000,000	26,105,625
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $65,431,618)		65,263,120
Cash Equivalents - 0.8%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 1.8%, dated 6/30/08 due 7/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $556,000)	$ 556,028	556,000
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $65,987,618)		65,819,120
NET OTHER ASSETS - 0.6%		370,442
NET ASSETS - 100%		$ 66,189,562
Legend
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$556,000 due 7/01/08 at 1.80%
Lehman Brothers, Inc.	$ 556,000
Income Tax Information

At June 30, 2008, the fund had a capital loss carryforward of approximately $1,266,592 of which $600,863, $54,177, $370,525 and $241,027 will expire on June 30, 2009, 2013, 2014 and 2015, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

The North Carolina Capital Management Trust: Term Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008

Assets
Investment in securities, at value (including repurchase agreements of $556,000) - See accompanying schedule: Unaffiliated issuers (cost $65,987,618)		$ 65,819,120
Cash		446
Interest receivable		432,514
Total assets		66,252,080

Liabilities
Distributions payable	$ 26,751
Accrued management fee	15,134
Deferred trustees' compensation	20,633
Total liabilities		62,518

Net Assets		$ 66,189,562
Net Assets consist of:
Paid in capital		$ 67,624,704
Distributions in excess of net investment income		(52)
Accumulated undistributed net realized gain (loss) on investments		(1,266,592)
Net unrealized appreciation (depreciation) on investments		(168,498)
Net Assets, for 6,980,852 shares outstanding		$ 66,189,562
Net Asset Value, offering price and redemption price per share ($66,189,562 ÷ 6,980,852 shares)		$ 9.48

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended June 30, 2008

Investment Income
Interest		$ 2,686,420

Expenses
Management fee	$ 186,239
Independent trustees' compensation	2,423
Total expenses before reductions	188,662
Expense reductions	(4,239)	184,423
Net investment income		2,501,997
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,257,202
Change in net unrealized appreciation (depreciation) on investment securities		(200,340)
Net gain (loss)		1,056,862
Net increase (decrease) in net assets resulting from operations		$ 3,558,859

See accompanying notes which are an integral part of the financial statements.

Annual Report

The North Carolina Capital Management Trust: Term Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended June 30, 2008	Year ended June 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 2,501,997	$ 2,956,719
Net realized gain (loss)	1,257,202	(158,181)
Change in net unrealized appreciation (depreciation)	(200,340)	130,504
Net increase (decrease) in net assets resulting from operations	3,558,859	2,929,042
Distributions to shareholders from net investment income	(2,476,970)	(3,053,182)
Share transactions Proceeds from sales of shares	3,011,841	12,033,627
Reinvestment of distributions	1,835,710	2,061,785
Cost of shares redeemed	(7,202,079)	(2,559,866)
Net increase (decrease) in net assets resulting from share transactions	(2,354,528)	11,535,546
Total increase (decrease) in net assets	(1,272,639)	11,411,406

Net Assets
Beginning of period	67,462,201	56,050,795
End of period (including distributions in excess of net investment income of $52 and distributions in excess of net investment income of $25,081, respectively)	$ 66,189,562	$ 67,462,201
Other Information Shares
Sold	320,753	1,287,451
Issued in reinvestment of distributions	194,853	220,537
Redeemed	(763,738)	(273,662)
Net increase (decrease)	(248,132)	1,234,326

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended June 30,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.33	$ 9.35	$ 9.40	$ 9.43	$ 9.47
Income from Investment Operations
Net investment income B	.346	.468	.375	.209	.107
Net realized and unrealized gain (loss)	.145	(.004)	(.090)	(.041)	(.042)
Total from investment operations	.491	.464	.285	.168	.065
Distributions from net investment income	(.341)	(.484)	(.335)	(.198)	(.105)
Net asset value, end of period	$ 9.48	$ 9.33	$ 9.35	$ 9.40	$ 9.43
Total Return A	5.35%	5.08%	3.08%	1.80%	.69%
Ratios to Average Net Assets C
Expenses before reductions	.28%	.28%	.28%	.28%	.28%
Expenses net of fee waivers, if any	.27%	.27%	.27%	.27%	.27%
Expenses net of all reductions	.27%	.27%	.27%	.27%	.27%
Net investment income	3.67%	5.01%	4.00%	2.22%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 66,190	$ 67,462	$ 56,051	$ 62,716	$ 59,663
Portfolio turnover rate	79%	433%	88%	130%	200%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended June 30, 2008

1. Organization.

Cash Portfolio and Term Portfolio (the Funds) are funds of The North Carolina Capital Management Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the trust are offered exclusively to local government and public authorities of the state of North Carolina. Each Fund is authorized to issue an unlimited number of shares.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments.

For the Term Portfolio, debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities owned by the Cash Portfolio are valued at amortized cost which approximates market value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day for the Term Portfolio and trades executed through the end of the current business day for the Cash Portfolio. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Annual Report

2. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. The independent Trustees may elect to defer receipt of all or a portion of their annual fees under the Trustees' Deferred Compensation Plan ("the Plan"). Interest is accrued on amounts deferred under the Plan based on the prevailing 90 day Treasury Bill rate.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Funds' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, Cash Portfolio will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Cash Portfolio	$ 6,396,457,687	$ -	$ -	$ -
Term Portfolio	65,987,619	18,319	(186,818)	(168,499)
	Undistributed Ordinary Income	Undistributed Long-term Capital Gain	Capital Loss Carryforward
Cash Portfolio	$ 1,045,236	$ -	$ -
Term Portfolio	20,582	-	(1,266,592)

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

June 30, 2008
	Ordinary Income	Long-term Capital Gains	Total
Cash Portfolio	$ 273,673,470	$ -	$ 273,673,470
Term Portfolio	2,476,970	-	2,476,970
June 30, 2007
	Ordinary Income	Long-term Capital Gains	Total
Cash Portfolio	$ 242,513,230	$ -	$ 242,513,230
Term Portfolio	3,053,182	-	3,053,182

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

Annual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provides the Funds with investment management related services for which the Funds pay a monthly management fee based upon a graduated series of annual rates ranging between .215% and .275% of each Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the Funds is reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees. For the period each Fund's annual management fee rate, expressed as a percentage of each Fund's average net assets, was as follows:

Cash Portfolio	.23%
Term Portfolio	.27%

Effective August 1, 2008, the graduated series of rates will range from .195% to .275% of each Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted a separate Distribution and Service plan. FMR pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Distribution and Service fee from the management fee paid by each fund based on a graduated series of rates ranging from .07% to .08% of each Fund's average net assets. For the period, FMR paid FDC $4,505,529 and $51,185 on behalf of Cash and Term Portfolios, respectively, all of which was paid to the Capital Management of the Carolinas LLC.

Effective August 1, 2008, the graduated series of rates will range from .06% to .08% of each Fund's average net assets.

5. Expense Reductions.

FMR voluntarily agreed to waive a portion of each Fund's management fee during the period. The amount of the waiver for each Fund was as follows:

Cash Portfolio	$ 413,755
Term Portfolio	4,239

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of North Carolina Capital Management Trust and the Shareholders of Cash Portfolio and Term Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cash Portfolio and Term Portfolio (funds of North Carolina Capital Management Trust) at June 30, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the North Carolina Capital Management Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts

August 21, 2008

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Each of the Trustees oversees two funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Capital Management of the Carolinas, L.L.C. (CMC) at 1-800-222-3232.

Interested Trustee*:

Correspondence intended for the Trustee who is an interested person (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Boyce I. Greer (52)

Year of Election or Appointment: 2003

President of Cash Portfolio and Term Portfolio. Mr. Greer also serves as Vice President of a number of Fidelity funds (2005-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

* The Trustee has been determined to be an "Interested Trustee" by virtue of, among other things, his affiliation with the trust, CMC, or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustee) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Thomas P. Hollowell (64)

Year of Election or Appointment: 2003

Mr. Hollowell is a member of the Board of Faison Enterprises Inc. (real estate development), and Senior Managing Director of Fidus Partners (investment banking, 2004-present).

James Grubbs Martin, Ph.D. (72)

Year of Election or Appointment: 2000

Dr. Martin is Senior Advisor of McGuireWoods Consulting, LLC (2008-present), after 15 years as Vice President of Carolinas Medical Center. Previously, Dr. Martin served two terms as Governor of North Carolina and six terms as U.S. Congressman for the 9th District. Currently, he is Chairman of the Global TransPark Foundation, Inc., Chairman of the Charlotte Regional Advisory Board of the North Carolina Biotechnology Center, and Chairman of the Advisory Board of the UNC Nutrition Institute. Dr. Martin also serves as a director on the boards of Family Dollar Stores (discount retailer), Palomar Medical Technologies, Inc. (laser technology), and DesignLine International (manufacturing pilgrim hybrid, gas-electric transit buses). He is a Trustee of the Charlotte Symphony and the North Carolina Masonic Foundation.

William O. McCoy (74)

Year of Election or Appointment: 2001

Chair of the Board (2005-present). Previously, Mr. McCoy served as an Independent Trustee of other investment companies advised by FMR. Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate). He is also a partner of Franklin Street Partners (private investment management firm). In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System. He also served as Vice President of Finance for the University of North Carolina (16-school system).

E. Norris Tolson (68)

Year of Election or Appointment: 2008

Mr. Tolson serves as President and Chief Executive Officer (2007-present), a Director, and an Executive Committee member of the North Carolina Biotechnology Center. Mr. Tolson also serves as a member of the Board of Visitors at North Carolina State University (2004-present). Previously, Mr. Tolson served as Vice Chair (2005-2007) of the North Carolina Biotechnology Center, Secretary of Revenue for North Carolina (2001-2007), a member of North Carolina State University College of Education and Psychology Foundation (1981-2006), and Secretary of the North Carolina Department of Transportation and the Department of Commerce (1997-1998).

Annual Report

Executive Officers**:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (50)

Year of Election or Appointment: 2008

Treasurer and Chief Financial Officer of Cash Portfolio and Term Portfolio. Mr. Hebble also serves as President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2003-present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds.

J. Calvin Rivers, Jr. (62)

Year of Election or Appointment: 2001

Vice President of Cash Portfolio and Term Portfolio. Mr. Rivers also serves as President of Capital Management of the Carolinas, Inc. Previously, Mr. Rivers served as a Director of Bojangle's Inc. (fast-food restaurant chain, 2001-2007) and a Director of the Board of Trustees of the Teachers' and State Employees' Retirement System (2002-2005). Mr. Rivers also served as a Director and Executive Vice President of Sterling Capital Management, Inc. (1981-2000), a Director and President of Sterling Capital Distributors, Inc. (1982-2000), and an independent contractor working for Fidelity Investments Institutional Services Company, Inc. (2000).

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of Cash Portfolio and Term Portfolio. Mr. Goebel also serves as Secretary and CLO of the Fidelity funds (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present); and Deputy General Counsel of FMR LLC. Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) officer of Cash Portfolio and Term Portfolio. Ms. Laurent also serves as AML officer of the Fidelity funds (2008-present) and is an employee of FMR LLC. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR Co. Legal (2005-2006).

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of Cash Portfolio and Term Portfolio. Mr. Whitaker also serves as Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Cash Portfolio and Term Portfolio. Mr. Byrnes also serves as Assistant Treasurer of the Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Margaret A. Carey (34)

Year of Election or Appointment: 2008

Assistant Secretary of Cash Portfolio and Term Portfolio (2008-present) and an employee of FMR (2004-present). Prior to joining Fidelity Investments, Ms. Carey was an associate at Goodwin Procter LLP (1999-2004).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Distribution Agent

Capital Management of the Carolinas, L.L.C.
Charlotte, NC

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Wachovia Corporation
Charlotte, NC

Item 2. Code of Ethics

As of the end of the period, June 30, 2008, North Carolina Capital Management Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and its Treasurer and Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Thomas Hollowell is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Hollowell is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended June 30, 2008 and June 30, 2007, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Cash Portfolio and Term Portfolio (the funds) are shown in the table below.

Fund	2008A	2007A
Cash Portfolio	$45,000	$48,000
Term Portfolio	$32,000	$36,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended June 30, 2008 and June 30, 2007 the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2008A	2007A
Cash Portfolio	$0	$0
Term Portfolio	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended June 30, 2008 and June 30, 2007, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2008A	2007A
PwC	$1,010,000	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended June 30, 2008 and June 30, 2007, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2008A	2007A
Cash Portfolio	$2,600	$2,300
Term Portfolio	$7,000	$7,100
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended June 30, 2008 and June 30, 2007, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2008A	2007A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended June 30, 2008 and June 30, 2007, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2008A	2007A
Cash Portfolio	$6,900	$6,900
Term Portfolio	$7,000	$6,600
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended June 30, 2008 and June 30, 2007, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2008A	2007A
PwC	$235,000	$225,000
A	Aggregate amounts may reflect rounding.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the trust. The policies and procedures require that any non-audit service provided by a fund audit firm to the trust and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of the trust (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of the trust (Non-Covered Service) are not required to be pre-approved, but are reported to the Audit Committee quarterly.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended June 30, 2008 and June 30, 2007 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended June 30, 2008 and June 30, 2007 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended June 30, 2008 and June 30, 2007 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended June 30, 2008 and June 30, 2007 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended June 30, 2008 and June 30, 2007 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended June 30, 2008 and June 30, 2007 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) Not applicable.

(g) For the fiscal years ended June 30, 2008 and June 30, 2007, the aggregate fees billed by PwC for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers were $2,245,000A and $1,340,000A, respectively.

A	Aggregate amounts may reflect rounding.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the funds, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and the Treasurer and Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

North Carolina Capital Management Trust

By:	/s/ Boyce I. Greer
Boyce I. Greer
President

Date:	August 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Boyce I. Greer
Boyce I. Greer
President

Date:	August 28, 2008
By:	/s/John R. Hebble
John R. Hebble
Treasurer and Chief Financial Officer

Date:	August 28, 2008